SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Advances to Suppliers and Advances for Purchase of Property, Plant and Equipment and Intangible Assets) (Details) - USD ($)			12 Months Ended
	Apr. 01, 2018	Jan. 01, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents			$ 254,065,589	$ 40,593,094
Advances to suppliers-current			276,737	143,482
Advances to suppliers-Noncurrent			$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period		3,250,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	3,300,000		8,740,000	700,000	5,300,000	830,000
Prepaid Expense, Noncurrent			$ 706,693	$ 767,276
Institutional Investors
Amount invested for securities purchase agreements			290,000,000
Cash and cash equivalents			$ 254,065,589